Capital Link

Global Fintech Leaders ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.4%

Canada — 2.4%
Materials — 2.4%
TMX Group	3,440	$343,811

China — 10.4%
Communication Services — 5.3%
Baidu ADR*	2,902	399,576
Tencent Holdings	8,300	363,320

		762,896

Consumer Discretionary — 0.1%
Meituan, Cl B*	870	15,085

Financials — 5.0%
China Construction Bank, Cl H	574,000	351,003
Ping An Insurance Group of China, Cl A	50,900	353,544

		704,547

		1,482,528

France — 5.4%
Financials — 3.1%
BNP Paribas	6,247	438,240

Utilities — 2.3%
Engie	22,968	337,012

		775,252

Germany — 5.3%
Consumer Discretionary — 2.7%
Mercedes-Benz Group	5,100	392,932

Information Technology — 2.6%
SAP	3,229	368,050

		760,982

Hong Kong — 2.2%
Financials— 2.2%
Hong Kong Exchanges & Clearing	7,900	316,624

Japan — 13.2%
Consumer Discretionary — 5.0%
HIS*	23,900	357,583
Rakuten Group	72,400	357,177

		714,760

Financials — 5.7%
Monex Group	110,600	405,976
SBI Holdings	18,600	401,044

		807,020

Information Technology — 2.5%
GMO internet group(A)	19,100	354,615

		1,876,395

Description	Shares	Fair Value

Singapore — 2.3%
Financials — 2.3%
Singapore Exchange	51,119	$330,755

South Korea — 7.1%
Communication Services — 4.8%
Kakao	7,800	367,821
SK Telecom	9,064	309,269

		677,090

Information Technology — 2.3%
Samsung SDS	3,555	336,627

		1,013,717

Taiwan — 2.4%
Information Technology — 2.4%
Hon Hai Precision Industry	104,628	346,820

United Kingdom — 3.1%
Financials — 3.1%
HSBC Holdings PLC	57,088	439,287

United States — 45.6%
Consumer Discretionary — 2.6%
Amazon.com*	3,909	368,345

Consumer Staples — 4.8%
Bunge	3,646	348,193
Nestle	2,974	336,604

		684,797

Financials — 7.3%
CME Group, Cl A	1,948	361,081
Intercontinental Exchange	3,371	343,168
Signature Bank NY	2,938	338,017

		1,042,266

Information Technology — 30.9%
Block, Cl A*	5,391	413,652
Cisco Systems	7,186	347,946
DocuSign, Cl A*	7,084	434,603
International Business Machines	2,368	306,183
Intuit	871	354,654
Mastercard, Cl A	999	354,935
Microsoft	1,420	354,176
Oracle	4,360	381,064
PayPal Holdings*	4,734	348,422
Salesforce*	2,657	434,712
Visa, Cl A(A)	1,669	367,080
VMware, Cl A*	2,880	317,174

		4,414,601

		6,510,009

Total Common Stock (Cost $15,319,533)		14,196,180

Capital Link

Global Fintech Leaders ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares/ Face Amount	Fair Value
MONEY MARKET — 0.3%
JPMorgan U.S. Government Money Market Fund, Cl I 4.45%(B)	41,265	$41,265

Total Money Market (Cost $41,265)		41,265

REPURCHASE AGREEMENTS(C)(D) — 1.8%
BofA Securities, Inc. 4.55%, dated 02/28/2023 to be repurchased on 03/01/2023, repurchase price $7,385, (collateralized by various U.S. Government Agency Obligations, ranging in par value $13 - $359, 1.500% – 6.500%, 01/01/2038 – 09/20/2050; with total market value $7,532)	$7,384	7,384

RBC Dominion Securities, Inc. 4.55%, dated 02/28/2023 to be repurchased on 03/01/2023, repurchase price $250,032, (collateralized by various U.S. Government Agency Obligations and U.S. Treasury Obligations, ranging in par value $0 - $55,135, 0.000% – 6.000%, 09/30/2024 – 01/01/2029; with total market value $255,000)	250,000	250,000

Total Repurchase Agreements (Cost $257,384)		257,384

Total Investments – 101.5% (Cost $15,618,182)		$14,494,829

Percentages are based on Net Assets of $ 14,274,804.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $592,658.
(B)	The rate reported is the 7-day effective yield as of February 28, 2023.
(C)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2023 was $257,384. The total value of non-cash collateral held from securities on loan as of February 28, 2023 was $356,303.

(D)	Tri-Party Repurchase Agreement.

ADR — American Depositary Receipt

Cl — Class

INN-QH-001-1100